Movements in Equity - Analysis of Other Comprehensive Income by Equity Category (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	£ (239)	£ (59)	£ (832)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(25)	36	(75)
Fair value movements on cash flow hedges	5	(19)	(20)
Reclassification of cash flow hedges to income and expense	12	54	3
Tax on fair value movements on cash flow hedges	(8)	(18)	16
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(20)	(34)	(75)
Fair value movements on equity investments	(911)	1,348	372
Tax on fair value movements on equity investments	131	(220)	(95)
Remeasurement losses on defined benefit plans	941	(187)	(1,050)
Tax on remeasurement of defined benefit plans	(223)	69	189
Other comprehensive (expense)/income for the year	(337)	970	(1,567)
Retained earnings [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(239)	(51)	(830)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(25)	36	(75)
Items that will not be reclassified to income statement:
Remeasurement losses on defined benefit plans	941	(187)	(1,050)
Tax on remeasurement of defined benefit plans	(223)	69	189
Other comprehensive (expense)/income for the year	454	(133)	(1,766)
Other reserves [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges		(8)	(2)
Fair value movements on cash flow hedges	5	(19)	(20)
Reclassification of cash flow hedges to income and expense	12	54	3
Tax on fair value movements on cash flow hedges	(8)	(18)	16
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	0
Fair value movements on equity investments	(911)	1,348	372
Tax on fair value movements on equity investments	131	(220)	(95)
Other comprehensive (expense)/income for the year	(771)	1,137	274
Non- controlling interests [member]
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(20)	(34)	(75)
Other comprehensive (expense)/income for the year	£ (20)	£ (34)	£ (75)